VIA EDGAR


Securities and Exchange Commission
100 F Street N.E.
Washington, D.C.  20549

ATTN:             Office of Filings, Information and Consumer Services

RE:               Comstock Funds, Inc. (the "Company")
                  FILE NOS. 33-40771 AND 811-05502

Dear Staff Member:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Class AAA Shares Prospectus and the Class A, B, C, and R Shares Prospectus for the above-referenced Company do not differ from those contained in Post-Effective Amendment No. 30 (the "Amendment") to the Company's Registration Statement on Form N-1A. This Amendment was filed electronically on August 28, 2009 (Accession # 0000950123-09-039144).

         If you have any questions, concerning this filing, you may contact the undersigned at (617) 338-4782.

                                            Very truly yours,

                                            /S/ PETER R. BROWN
                                            Peter R. Brown
                                            Regulatory Administrator

cc:      B. Alpert - Gabelli Funds, LLC
         R. Schwartz, Esq. - Paul, Hastings,  Janofsky & Walker, LLP
         D. James
         A. Lonergan